Revenue from Contracts with Customers (Tables)	9 Months Ended
Jun. 30, 2025
Revenue [abstract]
Summary of Disaggregation of Revenue by Sales Channels

For disaggregation of revenue by geography refer to Note 5 – Segment information. Disaggregation of revenue by sales channels was as follows:

	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024
B2B	390,156	340,593	1,004,685	843,527
DTC	243,891	223,364	563,113	501,792
Other	995	801	3,293	3,607
Revenue	635,042	564,758	1,571,091	1,348,926